COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating lease agreements

Minimum lease payment
USD
Years ending March 31,
2020	1,908,665
2021	919,408
2022	55,132

Total	2,883,205